STOCKHOLDERS’ (DEFICIT) EQUITY - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Beginning balance (in shares)	23,915,000
Options granted (in shares)	0	0
Exercise of stock options (in shares)	(3,000)
Options forfeited (in shares)	(674,000)
Options expired (in shares)	(663,000)
Ending balance (in shares)	22,575,000	23,915,000
Options vested and expected to vest (in shares)	22,575,000
Options vested and exercisable (in shares)	10,508,000
Weighted- Average Exercise Price
Beginning balance, weighted average exercise price (in dollars per share)	$ 8.64
Granted, weighted average exercise price (in dollars per share)	0
Exercised, weighted average exercise price (in dollars per share)	1.44
Forfeited, weighted average exercise price (in dollars per share)	11.47
Expired, weighted average exercise price (in dollars per share)	6.60
Ending balance, weighted average exercise price (in dollars per share)	8.88	$ 8.64
Options vested and expected to vest, weighted average exercise price (in dollars per share)	8.88
Options vested and exercisable, weighted average exercise price (in dollars per share)	$ 7.42
Options remaining contractual term	6 years 10 months 24 days
Options vested and expected to vest, remaining contractual term	7 years 10 months 24 days
Options vested and exercisable, remaining contractual term	5 years 9 months 18 days
Options aggregate intrinsic value	$ 0
Options vested and expected to vest, aggregate intrinsic value	0
Options vested and exercisable, aggregate intrinsic value	$ 0